Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating expenses:
General and administrative	$ 3,567
Other expenses (income):
Net earnings (loss)	$ (3,567)
Earnings (loss) per share
Common share, basic and diluted	(3,567,174)
Seaspan [Member]
Revenue		$ 1,131,500	$ 1,096,300	$ 831,300
Operating expenses:
Ship operating		229,800	219,300	183,900
Cost of services, supervision fees		0	0	1,300
Depreciation and amortization		254,300	245,800	199,900
General and administrative		33,100	31,600	40,100
Operating leases (note 10)		154,300	129,700	115,500
Income related to modification of time charters		(227,000)	0	0
Gain on disposals		0	0	13,600
Expenses related to customer bankruptcy		0	0	1,000
Total operating expenses		444,500	626,400	528,100
Operating earnings		687,000	469,900	303,200
Other expenses (income):
Interest expense and amortization of deferred financing fees		194,200	204,800	116,400
Interest expense related to amortization of debt discount		17,300	7,300	0
Interest income		(9,300)	(4,200)	(4,600)
Refinancing expenses		7,400	0	0
Acquisition related gain on contract settlement		0	(2,400)	0
Change in fair value of financial instruments (note 20(c))		35,100	(15,500)	12,600
Equity income on investment		0	(1,200)	(5,800)
Other expense		3,200	2,300	9,400
Total other expenses (income)		247,900	191,100	128,000
Net earnings (loss)		$ 439,100	$ 278,800	$ 175,200
Earnings (loss) per share
Class A common share, basic		$ 1.72	$ 1.34	$ 0.94
Class A common share, diluted		$ 1.67	$ 1.31	$ 0.94